UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 1,006.40	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97
Class T
Actual	$ 1,000.00	$ 1,006.40	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97
Class B
Actual	$ 1,000.00	$ 1,003.10	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,017.65	$ 7.27
Class C
Actual	$ 1,000.00	$ 1,002.60	$ 7.72
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Institutional Class
Actual	$ 1,000.00	$ 1,007.70	$ 2.75
HypotheticalA	$ 1,000.00	$ 1,022.13	$ 2.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.79%
Class T	.79%
Class B	1.45%
Class C	1.55%
Institutional Class	.55%

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	12.5	10.9
New York	11.3	11.2
California	11.3	10.6
Illinois	10.7	12.1
Washington	6.6	6.0
Top Five Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.9	38.6
Health Care	11.6	10.9
Transportation	9.4	9.3
Electric Utilities	9.5	9.2
Water & Sewer	8.6	8.6
Weighted Average Maturity as of April 30, 2008
		6 months ago
Years	8.1	7.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2008
6 months ago
Years	7.5	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
AAA 48.1%	AAA 60.7%
AA,A 37.1%	AA,A 26.2%
BBB 9.1%	BBB 6.8%
BB and Below 1.1%	BB and Below 1.2%
Not Rated 1.7%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Arizona - 2.1%
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23 (AMBAC Insured)	$ 1,000,000	$ 1,040,810
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,345,968
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (d)(e)	1,000,000	1,032,770
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,428,163
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,555,060
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	1,620,000	1,268,752
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000,000	2,034,760
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	2,929,988
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/22	1,500,000	1,495,395
5.5% 12/1/29	1,000,000	992,470
		15,124,136
Arkansas - 0.1%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,019,310
California - 11.3%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	31,359
5% 11/1/24	2,400,000	2,458,296
5% 6/1/27 (AMBAC Insured)	600,000	613,800
5% 9/1/27	1,410,000	1,425,214
5% 3/1/31	1,800,000	1,802,178
5% 9/1/31	1,500,000	1,501,920
5% 12/1/31 (MBIA Insured)	845,000	856,002
5% 9/1/32	1,600,000	1,600,960
5% 8/1/33	1,300,000	1,303,809
5% 9/1/33	1,800,000	1,799,874
5% 8/1/35	2,400,000	2,392,728
5% 9/1/35	3,600,000	3,589,092
5.125% 11/1/24	600,000	617,172
5.25% 2/1/16	1,000,000	1,064,810
5.25% 2/1/24	1,000,000	1,033,170
5.25% 2/1/27 (MBIA Insured)	500,000	513,705
5.25% 2/1/28	1,200,000	1,228,008
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 2,000,000	$ 2,033,360
5.25% 12/1/33	20,000	20,363
5.25% 3/1/38	3,800,000	3,890,516
5.5% 11/1/33	5,400,000	5,580,468
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,034,160
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,668,768
5% 11/1/21	1,760,000	1,816,355
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	1,039,710
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,659,086
Series 2005 H, 5% 6/1/18	1,425,000	1,479,065
Series 2005 K, 5% 11/1/17	2,300,000	2,408,146
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	506,580
(St. Joseph Health Proj.) Series C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,046,110
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,294,150
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	696,892
5% 1/15/16 (MBIA Insured)	400,000	410,140
5.75% 1/15/40	600,000	578,778
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A:
5% 6/1/45	5,650,000	5,282,242
5% 6/1/45 (FGIC Insured)	1,000,000	943,780
Series A1, 5% 6/1/33	400,000	338,884
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,037,400
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,314,053
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	815,368
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,043,540
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	$ 1,000,000	$ 1,016,710
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	6,100,000	6,528,342
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	547,430
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	702,605
5.5% 5/15/20 (AMBAC Insured)	740,000	788,640
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,648,112
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,067,456
		80,069,306
Colorado - 2.1%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,912,609
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	4,565,000	2,364,077
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	910,989
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	570,000	556,696
5.3% 7/1/37	300,000	247,452
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	254,590
5.625% 9/1/14	230,000	248,717
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,691,310
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	822,240
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	1,000,000	1,032,680
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	$ 1,305,000	$ 1,322,539
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/20 (MBIA Insured)	1,500,000	789,225
		15,153,124
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,207,458
District Of Columbia - 2.5%
District of Columbia Gen. Oblig. Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	1,033,572
5.25% 6/1/26 (FSA Insured)	6,000,000	6,064,080
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,538,038
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,560,350
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	6,400,000	6,652,096
		17,848,136
Florida - 2.8%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,018,320
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,050,140
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	619,446
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,078,810
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,064,330
Halifax Hosp. Med. Ctr. Rev. Series 2006 A, 5% 6/1/38	1,000,000	889,330
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,118,207
Series B, 5% 11/15/14	1,000,000	1,053,420
Series G:
5% 11/15/16	100,000	104,516
5.125% 11/15/18	1,000,000	1,030,980
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series G:
5% 11/15/30 (MBIA Insured)	$ 575,000	$ 581,825
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,391,123
5% 7/1/19	2,230,000	2,264,231
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,010,070
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,011,010
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	969,990
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (c)	2,000,000	2,038,080
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	519,770
		19,813,598
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	2,000,000	1,990,280
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,048,230
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,400,000	2,426,472
5% 11/1/43 (FSA Insured)	9,070,000	9,134,851
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,275,988
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	592,581
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,435,250
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,215,000	654,533
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,500,000	1,346,775
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,244,420
		23,149,380
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	$ 1,300,000	$ 1,422,733
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (e)	1,250,000	1,347,825
		2,770,558
Illinois - 10.7%
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	896,688
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,379,498
0% 1/1/24 (FGIC Insured)	6,110,000	2,673,431
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,649,104
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	35,063
5.25% 1/1/33 (MBIA Insured)	310,000	314,089
5.5% 1/1/38 (MBIA Insured)	255,000	261,332
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (f)	10,000	10,811
Series C, 5.5% 1/1/40 (FGIC Insured)	525,000	540,251
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	302,016
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (e)	900,000	910,215
6.25% 1/1/09 (AMBAC Insured) (e)	3,325,000	3,363,936
Series B, 5% 1/1/26 (MBIA Insured) (e)	1,405,000	1,361,656
5.5% 1/1/09 (AMBAC Insured) (e)	570,000	579,981
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	161,270
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,459,402
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,093,490
5.25% 11/15/26 (MBIA Insured)	300,000	312,945
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,123,188
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,466,764
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	304,312
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/3/10 (d)(e)	2,810,000	2,810,000
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (FGIC Insured)	$ 1,150,000	$ 1,226,452
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	5,900,000	2,882,563
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	911,313
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	1,000,000	967,730
(Children's Memorial Hosp. Proj.) Series A, 5.25% 8/15/33 (c)	1,800,000	1,816,938
(Edward Hosp. Obligated Group Proj.) Series A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	1,023,380
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,609,475
Illinois Gen. Oblig.:
First Series:
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,036,520
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,029,220
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,053,090
Series 2006, 5.5% 1/1/31	1,000,000	1,119,710
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,020,310
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,157,246
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,032,050
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	1,500,000	1,669,155
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	1,000,000	968,400
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	630,246
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,191,400
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	654,360
6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,324,444
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	978,509
Lake County Forest Preservation District Series 2007 A, 2.226% 12/15/13 (d)	955,000	912,426
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	$ 1,795,000	$ 1,918,801
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,478,002
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,675,230
0% 6/15/19 (MBIA Insured)	3,710,000	2,228,597
0% 6/15/22 (MBIA Insured)	1,100,000	550,979
0% 12/15/24 (MBIA Insured)	3,090,000	1,340,782
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,267
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,023,590
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,000,000	2,011,040
Univ. of Illinois Univ. Revs.:
Series 1991, 0% 4/1/15 (MBIA Insured)	3,700,000	2,797,570
Series A, 0% 4/1/20 (MBIA Insured)	1,600,000	910,688
Will County Cmnty. Unit School District #201 0% 11/1/23 (FGIC Insured)	1,000,000	412,480
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	755,110
		76,392,515
Indiana - 2.2%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,963,755
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,290,002
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,546,140
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (f)	1,500,000	1,648,395
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	669,610
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,017,750
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	851,861
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) 5.95% 12/1/29 (e)	2,000,000	1,952,460
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 1,000,000	$ 1,036,290
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	740,565
		15,716,828
Iowa - 0.8%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	1,035,000	1,078,201
5.125% 6/1/39	500,000	459,765
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	4,000,000	4,242,720
		5,780,686
Kansas - 1.6%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	355,278
5.25% 11/15/16	955,000	1,009,034
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,561,680
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,416,314
5% 12/1/14 (MBIA Insured)	500,000	505,460
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,436,742
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,770,073
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,043,720
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,004,340
		11,102,641
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,247,230
Louisiana - 1.1%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,847,225
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,610,784
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,012,060
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	$ 1,570,000	$ 1,636,301
New Orleans Gen. Oblig.:
0% 9/1/15 (AMBAC Insured)	700,000	512,631
5.25% 12/1/23 (MBIA Insured)	1,000,000	995,750
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	403,910
		8,018,661
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	1,043,700
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,243,152
		2,286,852
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,797,084
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,015,000	1,095,520
(Washington County Health Sys. Proj.) 6% 1/1/43	1,000,000	978,360
		3,870,964
Massachusetts - 3.7%
Massachusetts Gen. Oblig.:
Series A, 3.861% 5/1/37 (d)	1,000,000	812,500
Series C:
5% 8/1/37 (AMBAC Insured)	4,800,000	4,902,960
5.25% 8/1/24 (FSA Insured)	2,200,000	2,349,160
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	245,338
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,194,945
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	5,000,000	5,229,150
5% 8/15/30 (FSA Insured)	4,500,000	4,621,140
5% 8/15/37 (AMBAC Insured)	2,200,000	2,240,722
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	$ 2,000,000	$ 2,003,740
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,147
		26,609,802
Michigan - 2.3%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured)	1,515,000	1,636,155
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,778,888
Detroit Wtr. Supply Sys. Rev. Series A, 5% 7/1/34 (MBIA Insured)	1,700,000	1,701,411
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,504,886
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Proj.) Series A, 5.5%, tender 1/15/15 (d)	1,000,000	1,049,520
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,169,432
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,017,140
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	942,250
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,368,951
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,054,210
		16,222,843
Minnesota - 1.5%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A:
5% 1/1/11 (e)	1,500,000	1,541,160
5% 1/1/14 (e)	1,000,000	1,033,230
5% 1/1/22 (AMBAC Insured)	1,000,000	1,024,650
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,060,070
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	596,484
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,081,300
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	934,920
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	$ 1,400,000	$ 1,293,740
Series 2003 11, 5.25% 12/1/18	1,000,000	1,072,170
		10,637,724
Missouri - 0.7%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,059,965
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)	3,000,000	3,015,960
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	839,341
		4,915,266
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	1,500,000	1,512,495
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,018,370
		2,530,865
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 2.561% 12/1/17 (d)	1,100,000	881,287
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,115,796
5% 2/1/46	2,000,000	2,019,720
		4,016,803
Nevada - 0.4%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	987,740
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,067,220
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,061,170
		3,116,130
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	$ 1,000,000	$ 1,009,210
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	797,839
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,064,720
5.25% 3/1/23	2,000,000	2,099,120
5.25% 3/1/25	1,500,000	1,568,055
5.25% 3/1/26	915,000	956,514
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	931,860
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,064
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,041,140
		8,898,312
New Mexico - 0.3%
Albuquerque Arpt. Rev.:
6.75% 7/1/09 (AMBAC Insured) (e)	450,000	470,367
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,970,807
		2,441,174
New York - 11.3%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,664,130
5.75% 5/1/21 (FSA Insured)	1,200,000	1,305,756
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,787,488
5.75% 5/1/25 (FSA Insured)	600,000	651,102
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	3,100,000	3,027,119
5% 2/15/47 (FGIC Insured)	1,200,000	1,163,940
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,417,570
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,058,830
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	$ 1,000,000	$ 1,084,480
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	641,358
Series D1, 5.125% 12/1/22	2,000,000	2,109,020
Series J, 5.5% 6/1/19	880,000	942,110
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	600,000	603,810
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	998,580
5% 3/1/36 (MBIA Insured)	700,000	713,314
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (e)	1,000,000	1,015,070
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	510,835
Series 2003 E, 5% 6/15/34	1,600,000	1,620,048
Series 2005 D:
5% 6/15/37	400,000	405,956
5% 6/15/38	1,300,000	1,318,564
5% 6/15/39	500,000	506,840
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,039,580
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,015,870
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	10,000	10,690
6% 11/1/28 (b)	2,000,000	2,158,780
Series B:
5% 8/1/32	1,300,000	1,319,643
5.25% 2/1/29 (b)	2,000,000	2,088,940
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,019,210
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,622,655
Series C, 7.5% 7/1/10	280,000	293,975
(New York Univ. Hosp. Ctr. Proj.):
Series A, 5% 7/1/14	1,000,000	1,006,780
Series B, 5.25% 7/1/24	300,000	284,934
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,094,510
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	$ 870,000	$ 879,840
4.875% 6/15/20	795,000	803,769
5% 6/15/15	305,000	308,590
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	3,700,000	3,797,606
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,568,265
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,686,640
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (e)	2,700,000	2,489,346
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	1,115,000	1,190,619
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,034,100
5.25% 6/1/22 (AMBAC Insured)	950,000	976,752
5.5% 6/1/14	1,720,000	1,750,014
5.5% 6/1/16	4,700,000	4,838,697
5.5% 6/1/17	4,000,000	4,149,440
Series C1:
5.5% 6/1/14	400,000	406,980
5.5% 6/1/15	1,700,000	1,754,961
5.5% 6/1/16	1,000,000	1,042,930
5.5% 6/1/17	1,600,000	1,659,776
5.5% 6/1/18	2,800,000	2,927,400
5.5% 6/1/19	1,600,000	1,683,632
5.5% 6/1/21	5,000,000	5,201,350
5.5% 6/1/22	1,500,000	1,555,590
		80,207,784
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	506,850
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	1,400,000	1,553,692
		2,060,542
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	$ 1,000,000	$ 1,009,770
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,303,697
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	360,240
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,692,608
Series D, 6.7% 1/1/19	1,115,000	1,165,264
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,056,540
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,042,630
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	1,000,000	978,290
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,392,383
		10,001,422
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,191,269
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,821,800
5.875% 6/1/47	1,300,000	1,145,573
6.5% 6/1/47	2,200,000	2,139,390
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	600,000	624,216
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	433,591
		6,164,570
Oklahoma - 0.9%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,039,720
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,828,329
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (f)	1,740,000	1,836,292
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,574,835
		6,279,176
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	$ 1,715,000	$ 1,828,019
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,122,000
		2,950,019
Pennsylvania - 2.8%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,361,688
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,029,030
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,654,494
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,686,130
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	851,977
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	494,956
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,136,545
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	2,018,200
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	500,000	499,595
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,684,632
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	602,538
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	531,715
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	204,988
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,483,600
		20,240,088
Puerto Rico - 1.2%
Puerto Rico Govt. Dev. Bank:
Series B:
5% 12/1/10	1,000,000	1,028,370
5% 12/1/12	2,500,000	2,573,950
Series C, 5.25% 1/1/15 (e)	1,000,000	1,027,610
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	$ 600,000	$ 623,118
5.75%, tender 7/1/17 (d)	1,100,000	1,137,873
Series N, 5.5% 7/1/22	1,100,000	1,126,939
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	350,784
0% 8/1/54 (AMBAC Insured)	6,700,000	470,005
		8,338,649
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,081,790
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,437,840
		5,519,630
South Carolina - 1.4%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,020,075
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,063,300
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,075,169
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	986,480
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,139,820
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,073,520
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	548,624
		9,906,988
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	997,050
5% 12/15/15	1,500,000	1,478,475
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Clarksville Natural Gas Acquisition Corp. Gas Rev.: - continued
5% 12/15/16	$ 1,500,000	$ 1,456,665
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,817,816
		5,750,006
Texas - 12.5%
Abilene Independent School District 5% 2/15/19	1,090,000	1,156,076
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,000,000	2,082,600
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	1,000,000	1,022,600
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	847,710
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,102,140
Bastrop Independent School District 5.25% 2/15/42	5,000,000	5,173,750
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,544,205
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,114,040
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,045,064
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,023,358
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,467,775
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	1,400,000	1,405,362
5.25% 11/1/12 (MBIA Insured) (e)	1,000,000	1,033,870
Denton Independent School District 5% 8/15/33	1,600,000	1,616,432
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,333,504
Garland Independent School District 5.5% 2/15/19	2,500,000	2,579,200
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,052,340
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	2,500,000	1,658,675
0% 8/15/24 (MBIA Insured)	1,000,000	436,360
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,026,490
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,026,890
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District 0% 8/15/13	$ 1,300,000	$ 1,077,427
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	696,090
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,918,008
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	900,590
Kermit Independent School District 5.25% 2/15/32	700,000	728,910
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,067,250
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,037,390
Lewisville Independent School District 0% 8/15/19	2,340,000	1,419,748
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,141,679
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	705,558
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,055,480
Magnolia Independent School District 5% 8/15/22	1,000,000	1,048,340
Mansfield Independent School District:
5.375% 2/15/26	145,000	149,375
5.5% 2/15/17	25,000	26,799
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,062,422
New Caney Independent School District 5.25% 2/15/37	1,000,000	1,039,370
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,332,373
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,012,350
North Texas Tollway Auth. Rev.:
Series A, 6% 1/1/24	2,000,000	2,162,680
Series E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,052,340
Northside Independent School District 5.5% 2/15/15	940,000	998,261
Northwest Texas Independent School District 5.5% 8/15/21	170,000	181,132
Prosper Independent School District:
5.125% 8/15/30	400,000	410,596
5.375% 8/15/37	2,000,000	2,112,740
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(e)	4,645,000	4,369,691
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,676,725
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Arpt. Sys. Rev.: - continued
5.25% 7/1/18 (FSA Insured) (e)	$ 2,505,000	$ 2,563,316
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,601,494
Spring Branch Independent School District 5.375% 2/1/18	345,000	361,274
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,197,852
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	45,025
0% 9/1/15 (MBIA Insured)	1,100,000	815,452
0% 9/1/16 (MBIA Insured)	1,800,000	1,267,416
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	440,000	450,974
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,206,272
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,938,571
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,021,490
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,113,450
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,799,442
5.5% 2/15/37	2,100,000	2,235,408
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,524,730
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,665
		89,310,596
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	382,538
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,148,191
		1,530,729
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	419,348
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.: - continued
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
6.125% 12/1/27 (AMBAC Insured)	$ 1,000,000	$ 1,016,730
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,006,870
		2,442,948
Washington - 6.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	662,520
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,775,642
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (e)	1,950,000	2,006,082
Kent Spl. Events Ctr. Pub. Facilities District Rev. 5.25% 12/1/32 (FSA Insured)	2,000,000	2,085,760
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	1,000,000	1,017,960
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	1,000,000	1,027,840
5% 1/1/35 (FGIC Insured)	2,000,000	2,029,260
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,847,824
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,042,060
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,067,240
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,041,650
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,073,690
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,042,670
5.25% 1/1/26 (FSA Insured)	1,000,000	1,027,840
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,122,725
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,018,630
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	728,844
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	651,940
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,186,990
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.): - continued
Series 2006 D, 5.25% 10/1/33 (FSA Insured)	$ 1,000,000	$ 1,029,430
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,417,271
		46,903,868
Wisconsin - 1.2%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	785,000	781,789
6.375% 6/1/32	400,000	401,500
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	354,654
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,682
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,178,340
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	915,370
Series B, 6% 2/15/25	1,500,000	1,516,470
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (f)	1,500,000	1,655,655
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	600,000	672,882
Series 2003 A, 5.5% 8/15/16	1,000,000	1,010,850
		8,557,192
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $690,586,541)	691,324,988
NET OTHER ASSETS - 2.9%	20,537,774
NET ASSETS - 100%	$ 711,862,762
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,606
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.9%
Health Care	11.6%
Transportation	9.4%
Electric Utilities	9.5%
Water & Sewer	8.6%
Special Tax	7.4%
Others* (individually less than 5%)	14.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $690,586,541)		$ 691,324,988
Cash		13,249,258
Receivable for fund shares sold		3,268,225
Interest receivable		10,291,127
Receivable for daily variation on futures contracts		47,685
Prepaid expenses		1,267
Receivable from investment adviser for expense reductions		3,569
Other receivables		36,790
Total assets		718,222,909

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,950,358
Payable for fund shares redeemed	917,839
Distributions payable	771,501
Accrued management fee	221,872
Distribution fees payable	183,411
Other affiliated payables	236,268
Other payables and accrued expenses	78,898
Total liabilities		6,360,147

Net Assets		$ 711,862,762
Net Assets consist of:
Paid in capital		$ 710,120,371
Undistributed net investment income		384,276
Accumulated undistributed net realized gain (loss) on investments		619,668
Net unrealized appreciation (depreciation) on investments		738,447
Net Assets		$ 711,862,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($199,361,004 ÷ 15,959,738 shares)	$ 12.49

Maximum offering price per share (100/96.00 of $12.49)	$ 13.01
Class T: Net Asset Value and redemption price per share ($264,301,540 ÷ 21,109,003 shares)	$ 12.52

Maximum offering price per share (100/96.00 of $12.52)	$ 13.04
Class B: Net Asset Value and offering price per share ($39,925,421 ÷ 3,204,129 shares)A	$ 12.46

Class C: Net Asset Value and offering price per share ($70,667,175 ÷ 5,646,857 shares)A	$ 12.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($137,607,622 ÷ 11,061,271 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Interest		$ 15,733,154
Income from Fidelity Central Funds		43,606
Total income		15,776,760

Expenses
Management fee	$ 1,287,885
Transfer agent fees	385,536
Distribution fees	1,087,732
Accounting fees and expenses	80,793
Custodian fees and expenses	5,301
Independent trustees' compensation	1,434
Registration fees	57,078
Audit	24,978
Legal	1,156
Miscellaneous	58,563
Total expenses before reductions	2,990,456
Expense reductions	(166,763)	2,823,693
Net investment income		12,953,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,181,768
Futures contracts	52,399
Total net realized gain (loss)		1,234,167
Change in net unrealized appreciation (depreciation) on investment securities		(9,796,298)
Net gain (loss)		(8,562,131)
Net increase (decrease) in net assets resulting from operations		$ 4,390,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,953,067	$ 23,523,390
Net realized gain (loss)	1,234,167	4,674,433
Change in net unrealized appreciation (depreciation)	(9,796,298)	(14,230,826)
Net increase (decrease) in net assets resulting from operations	4,390,936	13,966,997
Distributions to shareholders from net investment income	(12,930,637)	(23,472,444)
Distributions to shareholders from net realized gain	(4,055,835)	(4,708,167)
Total distributions	(16,986,472)	(28,180,611)
Share transactions - net increase (decrease)	40,717,971	54,152,047
Total increase (decrease) in net assets	28,122,435	39,938,433

Net Assets
Beginning of period	683,740,327	643,801,894
End of period (including undistributed net investment income of $384,276 and undistributed net investment income of $382,136, respectively)	$ 711,862,762	$ 683,740,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00	$ 12.87
Income from Investment Operations
Net investment income E	.235	.488	.504	.521	.533	.539
Net realized and unrealized gain (loss)	(.155)	(.185)	.193	(.201)	.301	.137
Total from investment operations	.080	.303	.697	.320	.834	.676
Distributions from net investment income	(.235)	(.488)	(.505)	(.520)	(.532)	(.544)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.310)	(.583)	(.667)	(.630)	(.554)	(.546)
Net asset value, end of period	$ 12.49	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00
Total Return B, C, D	.64%	2.39%	5.56%	2.46%	6.56%	5.33%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.73%	.68%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.79%A	.73%	.68%	.69%	.69%	.68%
Expenses net of all reductions	.74%A	.70%	.63%	.67%	.69%	.68%
Net investment income	3.76%A	3.82%	3.93%	3.96%	4.07%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,361	$ 160,903	$ 144,183	$ 123,844	$ 101,763	$ 87,406
Portfolio turnover rateG	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03	$ 12.89
Income from Investment Operations
Net investment incomeE	.236	.484	.493	.509	.522	.529
Net realized and unrealized gain (loss)	(.156)	(.177)	.181	(.202)	.299	.144
Total from investment operations	.080	.307	.674	.307	.821	.673
Distributions from net investment income	(.235)	(.482)	(.492)	(.507)	(.519)	(.531)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.310)	(.577)	(.654)	(.617)	(.541)	(.533)
Net asset value, end of period	$ 12.52	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03
Total ReturnB, C, D	.64%	2.42%	5.36%	2.35%	6.44%	5.30%
Ratios to Average Net AssetsF, H
Expenses before reductions	.79%A	.77%	.78%	.79%	.79%	.78%
Expenses net of fee waivers, if any	.79%A	.77%	.78%	.79%	.79%	.78%
Expenses net of all reductions	.74%A	.74%	.73%	.77%	.78%	.77%
Net investment income	3.76%A	3.78%	3.83%	3.86%	3.97%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,302	$ 281,113	$ 310,132	$ 318,973	$ 319,734	$ 340,542
Portfolio turnover rateG	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98	$ 12.85
Income from Investment Operations
Net investment incomeE	.194	.398	.407	.421	.435	.443
Net realized and unrealized gain (loss)	(.155)	(.185)	.193	(.200)	.291	.136
Total from investment operations	.039	.213	.600	.221	.726	.579
Distributions from net investment income	(.194)	(.398)	(.408)	(.421)	(.434)	(.447)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.269)	(.493)	(.570)	(.531)	(.456)	(.449)
Net asset value, end of period	$ 12.46	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98
Total ReturnB, C, D	.31%	1.68%	4.78%	1.70%	5.70%	4.56%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.46%A	1.43%	1.44%	1.45%	1.44%	1.43%
Expenses net of fee waivers, if any	1.45%A	1.43%	1.44%	1.45%	1.44%	1.43%
Expenses net of all reductions	1.40%A	1.40%	1.39%	1.42%	1.44%	1.42%
Net investment income	3.10%A	3.12%	3.17%	3.21%	3.32%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,925	$ 48,172	$ 65,114	$ 82,084	$ 97,487	$ 110,853
Portfolio turnover rateG	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02	$ 12.89
Income from Investment Operations
Net investment incomeE	.188	.388	.396	.410	.423	.430
Net realized and unrealized gain (loss)	(.156)	(.187)	.192	(.202)	.300	.135
Total from investment operations	.032	.201	.588	.208	.723	.565
Distributions from net investment income	(.187)	(.386)	(.396)	(.408)	(.421)	(.433)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.262)	(.481)	(.558)	(.518)	(.443)	(.435)
Net asset value, end of period	$ 12.51	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02
Total ReturnB, C, D	.26%	1.58%	4.66%	1.59%	5.65%	4.44%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.55%A	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.55%A	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.50%A	1.49%	1.48%	1.52%	1.54%	1.52%
Net investment income	3.00%A	3.03%	3.08%	3.11%	3.22%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,667	$ 60,971	$ 62,799	$ 63,984	$ 58,984	$ 59,423
Portfolio turnover rateG	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96	$ 12.83
Income from Investment Operations
Net investment incomeD	.249	.508	.520	.540	.551	.556
Net realized and unrealized gain (loss)	(.154)	(.180)	.196	(.208)	.304	.139
Total from investment operations	.095	.328	.716	.332	.855	.695
Distributions from net investment income	(.250)	(.513)	(.524)	(.542)	(.553)	(.563)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.325)	(.608)	(.686)	(.652)	(.575)	(.565)
Net asset value, end of period	$ 12.44	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96
Total ReturnB, C	.77%	2.60%	5.73%	2.56%	6.75%	5.50%
Ratios to Average Net AssetsE, G
Expenses before reductions	.55%A	.53%	.54%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.55%A	.53%	.54%	.53%	.54%	.54%
Expenses net of all reductions	.50%A	.50%	.49%	.51%	.53%	.53%
Net investment income	4.00%A	4.02%	4.07%	4.13%	4.23%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,608	$ 132,581	$ 61,573	$ 69,857	$ 44,164	$ 44,960
Portfolio turnover rateF	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,881,196
Unrealized depreciation	(10,801,549)
Net unrealized appreciation (depreciation)	$ 1,079,647
Cost for federal income tax purposes	$ 690,245,341

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,034,240 and $66,302,889, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 219,848	$ 28,832
Class T	0%	.25%	339,617	10,950
Class B	.65%	.25%	197,360	143,626
Class C	.75%	.25%	330,907	60,219
			$ 1,087,732	$ 243,627

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,324
Class T	6,151
Class B*	35,423
Class C*	6,455
$ 93,353

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 91,432.10
Class T	143,918.11
Class B	25,931.12
Class C	35,929.11
Institutional Class	88,326.12
	$ 385,536

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $679 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 1,051
Institutional Class	.55%	2,517
		$ 3,568

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,301 and $74,024, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 21,732
Class T	32,388
Class B	5,112
Class C	7,668
Institutional Class	16,970
$ 83,870

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 3,276,444	$ 5,645,681
Class T	5,057,976	11,211,828
Class B	677,535	1,743,488
Class C	981,209	1,867,071
Institutional Class	2,937,473	3,004,376
Total	$ 12,930,637	$ 23,472,444
From net realized gain
Class A	$ 972,238	$ 1,058,491
Class T	1,623,400	2,260,436
Class B	275,186	465,204
Class C	369,229	456,116
Institutional Class	815,782	467,920
Total	$ 4,055,835	$ 4,708,167

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	5,134,227	4,272,472	$ 64,580,516	$ 54,522,728
Reinvestment of distributions	230,457	345,997	2,891,035	4,430,985
Shares redeemed	(2,058,569)	(3,058,970)	(25,873,146)	(39,089,552)
Net increase (decrease)	3,306,115	1,559,499	$ 41,598,405	$ 19,864,161
Class T
Shares sold	1,135,316	2,058,041	$ 14,366,178	$ 26,400,264
Reinvestment of distributions	395,209	776,230	4,973,807	9,967,138
Shares redeemed	(2,477,829)	(4,588,669)	(31,285,568)	(58,688,996)
Net increase (decrease)	(947,304)	(1,754,398)	$ (11,945,583)	$ (22,321,594)
Class B
Shares sold	170,255	277,473	$ 2,138,280	$ 3,532,297
Reinvestment of distributions	46,441	100,994	581,985	1,292,450
Shares redeemed	(809,914)	(1,602,715)	(10,173,766)	(20,454,820)
Net increase (decrease)	(593,218)	(1,224,248)	$ (7,453,501)	$ (15,630,073)
Class C
Shares sold	1,457,950	993,821	$ 18,412,688	$ 12,716,161
Reinvestment of distributions	67,848	120,375	853,270	1,545,884
Shares redeemed	(665,142)	(1,151,760)	(8,361,817)	(14,724,274)
Net increase (decrease)	860,656	(37,564)	$ 10,904,141	$ (462,229)
Institutional Class
Shares sold	4,277,978	7,757,242	$ 53,583,120	$ 98,641,561
Reinvestment of distributions	171,200	99,076	2,138,799	1,261,879
Shares redeemed	(3,855,747)	(2,143,840)	(48,107,410)	(27,201,658)
Net increase (decrease)	593,431	5,712,478	$ 7,614,509	$ 72,701,782

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIM-USAN-0608
1.784901.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Municipal Income Fund -
Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 1,006.40	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97
Class T
Actual	$ 1,000.00	$ 1,006.40	$ 3.94
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.97
Class B
Actual	$ 1,000.00	$ 1,003.10	$ 7.22
HypotheticalA	$ 1,000.00	$ 1,017.65	$ 7.27
Class C
Actual	$ 1,000.00	$ 1,002.60	$ 7.72
HypotheticalA	$ 1,000.00	$ 1,017.16	$ 7.77
Institutional Class
Actual	$ 1,000.00	$ 1,007.70	$ 2.75
HypotheticalA	$ 1,000.00	$ 1,022.13	$ 2.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.79%
Class T	.79%
Class B	1.45%
Class C	1.55%
Institutional Class	.55%

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	12.5	10.9
New York	11.3	11.2
California	11.3	10.6
Illinois	10.7	12.1
Washington	6.6	6.0
Top Five Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.9	38.6
Health Care	11.6	10.9
Transportation	9.4	9.3
Electric Utilities	9.5	9.2
Water & Sewer	8.6	8.6
Weighted Average Maturity as of April 30, 2008
		6 months ago
Years	8.1	7.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2008
6 months ago
Years	7.5	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
AAA 48.1%	AAA 60.7%
AA,A 37.1%	AA,A 26.2%
BBB 9.1%	BBB 6.8%
BB and Below 1.1%	BB and Below 1.2%
Not Rated 1.7%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Arizona - 2.1%
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23 (AMBAC Insured)	$ 1,000,000	$ 1,040,810
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,345,968
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (d)(e)	1,000,000	1,032,770
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,428,163
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,555,060
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	1,620,000	1,268,752
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000,000	2,034,760
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	2,929,988
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/22	1,500,000	1,495,395
5.5% 12/1/29	1,000,000	992,470
		15,124,136
Arkansas - 0.1%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,019,310
California - 11.3%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	31,359
5% 11/1/24	2,400,000	2,458,296
5% 6/1/27 (AMBAC Insured)	600,000	613,800
5% 9/1/27	1,410,000	1,425,214
5% 3/1/31	1,800,000	1,802,178
5% 9/1/31	1,500,000	1,501,920
5% 12/1/31 (MBIA Insured)	845,000	856,002
5% 9/1/32	1,600,000	1,600,960
5% 8/1/33	1,300,000	1,303,809
5% 9/1/33	1,800,000	1,799,874
5% 8/1/35	2,400,000	2,392,728
5% 9/1/35	3,600,000	3,589,092
5.125% 11/1/24	600,000	617,172
5.25% 2/1/16	1,000,000	1,064,810
5.25% 2/1/24	1,000,000	1,033,170
5.25% 2/1/27 (MBIA Insured)	500,000	513,705
5.25% 2/1/28	1,200,000	1,228,008
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 2,000,000	$ 2,033,360
5.25% 12/1/33	20,000	20,363
5.25% 3/1/38	3,800,000	3,890,516
5.5% 11/1/33	5,400,000	5,580,468
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,034,160
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,668,768
5% 11/1/21	1,760,000	1,816,355
(Office of Emergency Services Proj.) Series 2007 A, 5% 3/1/22 (FGIC Insured)	1,000,000	1,039,710
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,659,086
Series 2005 H, 5% 6/1/18	1,425,000	1,479,065
Series 2005 K, 5% 11/1/17	2,300,000	2,408,146
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	506,580
(St. Joseph Health Proj.) Series C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,046,110
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,294,150
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	696,892
5% 1/15/16 (MBIA Insured)	400,000	410,140
5.75% 1/15/40	600,000	578,778
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A:
5% 6/1/45	5,650,000	5,282,242
5% 6/1/45 (FGIC Insured)	1,000,000	943,780
Series A1, 5% 6/1/33	400,000	338,884
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,037,400
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,314,053
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	815,368
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,043,540
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	$ 1,000,000	$ 1,016,710
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	6,100,000	6,528,342
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	547,430
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	702,605
5.5% 5/15/20 (AMBAC Insured)	740,000	788,640
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,648,112
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,067,456
		80,069,306
Colorado - 2.1%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,912,609
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	4,565,000	2,364,077
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	910,989
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	570,000	556,696
5.3% 7/1/37	300,000	247,452
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	254,590
5.625% 9/1/14	230,000	248,717
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,691,310
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	822,240
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	1,000,000	1,032,680
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	$ 1,305,000	$ 1,322,539
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/20 (MBIA Insured)	1,500,000	789,225
		15,153,124
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,207,458
District Of Columbia - 2.5%
District of Columbia Gen. Oblig. Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	1,033,572
5.25% 6/1/26 (FSA Insured)	6,000,000	6,064,080
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,538,038
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,560,350
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	6,400,000	6,652,096
		17,848,136
Florida - 2.8%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,018,320
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,050,140
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	619,446
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,078,810
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,064,330
Halifax Hosp. Med. Ctr. Rev. Series 2006 A, 5% 6/1/38	1,000,000	889,330
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,118,207
Series B, 5% 11/15/14	1,000,000	1,053,420
Series G:
5% 11/15/16	100,000	104,516
5.125% 11/15/18	1,000,000	1,030,980
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series G:
5% 11/15/30 (MBIA Insured)	$ 575,000	$ 581,825
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,391,123
5% 7/1/19	2,230,000	2,264,231
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,010,070
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,011,010
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	969,990
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (c)	2,000,000	2,038,080
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	519,770
		19,813,598
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	2,000,000	1,990,280
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,048,230
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,400,000	2,426,472
5% 11/1/43 (FSA Insured)	9,070,000	9,134,851
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,275,988
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	592,581
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,435,250
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,215,000	654,533
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,500,000	1,346,775
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,244,420
		23,149,380
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	$ 1,300,000	$ 1,422,733
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (e)	1,250,000	1,347,825
		2,770,558
Illinois - 10.7%
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	896,688
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,379,498
0% 1/1/24 (FGIC Insured)	6,110,000	2,673,431
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,649,104
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	35,063
5.25% 1/1/33 (MBIA Insured)	310,000	314,089
5.5% 1/1/38 (MBIA Insured)	255,000	261,332
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (f)	10,000	10,811
Series C, 5.5% 1/1/40 (FGIC Insured)	525,000	540,251
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	302,016
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (e)	900,000	910,215
6.25% 1/1/09 (AMBAC Insured) (e)	3,325,000	3,363,936
Series B, 5% 1/1/26 (MBIA Insured) (e)	1,405,000	1,361,656
5.5% 1/1/09 (AMBAC Insured) (e)	570,000	579,981
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	161,270
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,459,402
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,093,490
5.25% 11/15/26 (MBIA Insured)	300,000	312,945
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,123,188
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,466,764
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	304,312
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/3/10 (d)(e)	2,810,000	2,810,000
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23 (FGIC Insured)	$ 1,150,000	$ 1,226,452
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	5,900,000	2,882,563
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	911,313
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	1,000,000	967,730
(Children's Memorial Hosp. Proj.) Series A, 5.25% 8/15/33 (c)	1,800,000	1,816,938
(Edward Hosp. Obligated Group Proj.) Series A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	1,023,380
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,609,475
Illinois Gen. Oblig.:
First Series:
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,036,520
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,029,220
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,053,090
Series 2006, 5.5% 1/1/31	1,000,000	1,119,710
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,020,310
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,157,246
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,032,050
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	1,500,000	1,669,155
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	1,000,000	968,400
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	630,246
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,191,400
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	654,360
6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,324,444
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	978,509
Lake County Forest Preservation District Series 2007 A, 2.226% 12/15/13 (d)	955,000	912,426
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	$ 1,795,000	$ 1,918,801
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,478,002
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,675,230
0% 6/15/19 (MBIA Insured)	3,710,000	2,228,597
0% 6/15/22 (MBIA Insured)	1,100,000	550,979
0% 12/15/24 (MBIA Insured)	3,090,000	1,340,782
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,267
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,023,590
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	2,000,000	2,011,040
Univ. of Illinois Univ. Revs.:
Series 1991, 0% 4/1/15 (MBIA Insured)	3,700,000	2,797,570
Series A, 0% 4/1/20 (MBIA Insured)	1,600,000	910,688
Will County Cmnty. Unit School District #201 0% 11/1/23 (FGIC Insured)	1,000,000	412,480
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	755,110
		76,392,515
Indiana - 2.2%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,963,755
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,290,002
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,546,140
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (f)	1,500,000	1,648,395
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	669,610
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,017,750
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	851,861
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) 5.95% 12/1/29 (e)	2,000,000	1,952,460
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 1,000,000	$ 1,036,290
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	740,565
		15,716,828
Iowa - 0.8%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	1,035,000	1,078,201
5.125% 6/1/39	500,000	459,765
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	4,000,000	4,242,720
		5,780,686
Kansas - 1.6%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	355,278
5.25% 11/15/16	955,000	1,009,034
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,561,680
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,416,314
5% 12/1/14 (MBIA Insured)	500,000	505,460
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,436,742
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,770,073
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,043,720
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,004,340
		11,102,641
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,247,230
Louisiana - 1.1%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,847,225
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,610,784
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,012,060
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	$ 1,570,000	$ 1,636,301
New Orleans Gen. Oblig.:
0% 9/1/15 (AMBAC Insured)	700,000	512,631
5.25% 12/1/23 (MBIA Insured)	1,000,000	995,750
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	403,910
		8,018,661
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	1,043,700
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,243,152
		2,286,852
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,797,084
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,015,000	1,095,520
(Washington County Health Sys. Proj.) 6% 1/1/43	1,000,000	978,360
		3,870,964
Massachusetts - 3.7%
Massachusetts Gen. Oblig.:
Series A, 3.861% 5/1/37 (d)	1,000,000	812,500
Series C:
5% 8/1/37 (AMBAC Insured)	4,800,000	4,902,960
5.25% 8/1/24 (FSA Insured)	2,200,000	2,349,160
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	245,338
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,194,945
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	5,000,000	5,229,150
5% 8/15/30 (FSA Insured)	4,500,000	4,621,140
5% 8/15/37 (AMBAC Insured)	2,200,000	2,240,722
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A, 5% 1/1/37 (MBIA Insured)	$ 2,000,000	$ 2,003,740
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,147
		26,609,802
Michigan - 2.3%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured)	1,515,000	1,636,155
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,778,888
Detroit Wtr. Supply Sys. Rev. Series A, 5% 7/1/34 (MBIA Insured)	1,700,000	1,701,411
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,504,886
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Proj.) Series A, 5.5%, tender 1/15/15 (d)	1,000,000	1,049,520
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,169,432
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,017,140
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	942,250
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,368,951
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,054,210
		16,222,843
Minnesota - 1.5%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A:
5% 1/1/11 (e)	1,500,000	1,541,160
5% 1/1/14 (e)	1,000,000	1,033,230
5% 1/1/22 (AMBAC Insured)	1,000,000	1,024,650
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,060,070
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	596,484
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,081,300
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	934,920
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	$ 1,400,000	$ 1,293,740
Series 2003 11, 5.25% 12/1/18	1,000,000	1,072,170
		10,637,724
Missouri - 0.7%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,059,965
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)	3,000,000	3,015,960
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	839,341
		4,915,266
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	1,500,000	1,512,495
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,018,370
		2,530,865
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 2.561% 12/1/17 (d)	1,100,000	881,287
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,115,796
5% 2/1/46	2,000,000	2,019,720
		4,016,803
Nevada - 0.4%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	987,740
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,067,220
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,061,170
		3,116,130
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	$ 1,000,000	$ 1,009,210
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	797,839
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,064,720
5.25% 3/1/23	2,000,000	2,099,120
5.25% 3/1/25	1,500,000	1,568,055
5.25% 3/1/26	915,000	956,514
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	931,860
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,064
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,041,140
		8,898,312
New Mexico - 0.3%
Albuquerque Arpt. Rev.:
6.75% 7/1/09 (AMBAC Insured) (e)	450,000	470,367
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,970,807
		2,441,174
New York - 11.3%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	1,500,000	1,664,130
5.75% 5/1/21 (FSA Insured)	1,200,000	1,305,756
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,787,488
5.75% 5/1/25 (FSA Insured)	600,000	651,102
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	3,100,000	3,027,119
5% 2/15/47 (FGIC Insured)	1,200,000	1,163,940
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,417,570
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,058,830
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	$ 1,000,000	$ 1,084,480
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	641,358
Series D1, 5.125% 12/1/22	2,000,000	2,109,020
Series J, 5.5% 6/1/19	880,000	942,110
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	600,000	603,810
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	998,580
5% 3/1/36 (MBIA Insured)	700,000	713,314
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (e)	1,000,000	1,015,070
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	510,835
Series 2003 E, 5% 6/15/34	1,600,000	1,620,048
Series 2005 D:
5% 6/15/37	400,000	405,956
5% 6/15/38	1,300,000	1,318,564
5% 6/15/39	500,000	506,840
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,039,580
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,015,870
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	10,000	10,690
6% 11/1/28 (b)	2,000,000	2,158,780
Series B:
5% 8/1/32	1,300,000	1,319,643
5.25% 2/1/29 (b)	2,000,000	2,088,940
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,019,210
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,622,655
Series C, 7.5% 7/1/10	280,000	293,975
(New York Univ. Hosp. Ctr. Proj.):
Series A, 5% 7/1/14	1,000,000	1,006,780
Series B, 5.25% 7/1/24	300,000	284,934
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,094,510
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	$ 870,000	$ 879,840
4.875% 6/15/20	795,000	803,769
5% 6/15/15	305,000	308,590
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	3,700,000	3,797,606
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,568,265
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,686,640
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (e)	2,700,000	2,489,346
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	1,115,000	1,190,619
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,034,100
5.25% 6/1/22 (AMBAC Insured)	950,000	976,752
5.5% 6/1/14	1,720,000	1,750,014
5.5% 6/1/16	4,700,000	4,838,697
5.5% 6/1/17	4,000,000	4,149,440
Series C1:
5.5% 6/1/14	400,000	406,980
5.5% 6/1/15	1,700,000	1,754,961
5.5% 6/1/16	1,000,000	1,042,930
5.5% 6/1/17	1,600,000	1,659,776
5.5% 6/1/18	2,800,000	2,927,400
5.5% 6/1/19	1,600,000	1,683,632
5.5% 6/1/21	5,000,000	5,201,350
5.5% 6/1/22	1,500,000	1,555,590
		80,207,784
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	506,850
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	1,400,000	1,553,692
		2,060,542
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	$ 1,000,000	$ 1,009,770
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,303,697
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	360,240
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,692,608
Series D, 6.7% 1/1/19	1,115,000	1,165,264
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,056,540
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,042,630
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	1,000,000	978,290
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,392,383
		10,001,422
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,191,269
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,821,800
5.875% 6/1/47	1,300,000	1,145,573
6.5% 6/1/47	2,200,000	2,139,390
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	600,000	624,216
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	433,591
		6,164,570
Oklahoma - 0.9%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,039,720
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,828,329
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 6% 8/15/19 (Pre-Refunded to 8/15/09 @ 101) (f)	1,740,000	1,836,292
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,574,835
		6,279,176
Municipal Bonds - continued
	Principal Amount	Value
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	$ 1,715,000	$ 1,828,019
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,122,000
		2,950,019
Pennsylvania - 2.8%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,361,688
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,029,030
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,654,494
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,686,130
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	851,977
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	494,956
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,136,545
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	2,018,200
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	500,000	499,595
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,684,632
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	602,538
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	531,715
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	204,988
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,483,600
		20,240,088
Puerto Rico - 1.2%
Puerto Rico Govt. Dev. Bank:
Series B:
5% 12/1/10	1,000,000	1,028,370
5% 12/1/12	2,500,000	2,573,950
Series C, 5.25% 1/1/15 (e)	1,000,000	1,027,610
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	$ 600,000	$ 623,118
5.75%, tender 7/1/17 (d)	1,100,000	1,137,873
Series N, 5.5% 7/1/22	1,100,000	1,126,939
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	350,784
0% 8/1/54 (AMBAC Insured)	6,700,000	470,005
		8,338,649
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,081,790
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,437,840
		5,519,630
South Carolina - 1.4%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,020,075
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,063,300
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,075,169
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	986,480
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,139,820
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,073,520
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	548,624
		9,906,988
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	997,050
5% 12/15/15	1,500,000	1,478,475
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Clarksville Natural Gas Acquisition Corp. Gas Rev.: - continued
5% 12/15/16	$ 1,500,000	$ 1,456,665
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,817,816
		5,750,006
Texas - 12.5%
Abilene Independent School District 5% 2/15/19	1,090,000	1,156,076
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,000,000	2,082,600
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	1,000,000	1,022,600
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	847,710
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,102,140
Bastrop Independent School District 5.25% 2/15/42	5,000,000	5,173,750
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,544,205
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,114,040
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,045,064
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,023,358
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,467,775
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	1,400,000	1,405,362
5.25% 11/1/12 (MBIA Insured) (e)	1,000,000	1,033,870
Denton Independent School District 5% 8/15/33	1,600,000	1,616,432
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,333,504
Garland Independent School District 5.5% 2/15/19	2,500,000	2,579,200
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,052,340
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	2,500,000	1,658,675
0% 8/15/24 (MBIA Insured)	1,000,000	436,360
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,026,490
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,026,890
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District 0% 8/15/13	$ 1,300,000	$ 1,077,427
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	696,090
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,918,008
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	900,590
Kermit Independent School District 5.25% 2/15/32	700,000	728,910
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,067,250
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,037,390
Lewisville Independent School District 0% 8/15/19	2,340,000	1,419,748
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,141,679
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	705,558
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,055,480
Magnolia Independent School District 5% 8/15/22	1,000,000	1,048,340
Mansfield Independent School District:
5.375% 2/15/26	145,000	149,375
5.5% 2/15/17	25,000	26,799
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,062,422
New Caney Independent School District 5.25% 2/15/37	1,000,000	1,039,370
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,332,373
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,012,350
North Texas Tollway Auth. Rev.:
Series A, 6% 1/1/24	2,000,000	2,162,680
Series E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,052,340
Northside Independent School District 5.5% 2/15/15	940,000	998,261
Northwest Texas Independent School District 5.5% 8/15/21	170,000	181,132
Prosper Independent School District:
5.125% 8/15/30	400,000	410,596
5.375% 8/15/37	2,000,000	2,112,740
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(e)	4,645,000	4,369,691
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,676,725
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Arpt. Sys. Rev.: - continued
5.25% 7/1/18 (FSA Insured) (e)	$ 2,505,000	$ 2,563,316
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,601,494
Spring Branch Independent School District 5.375% 2/1/18	345,000	361,274
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,197,852
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	45,025
0% 9/1/15 (MBIA Insured)	1,100,000	815,452
0% 9/1/16 (MBIA Insured)	1,800,000	1,267,416
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	440,000	450,974
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,206,272
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,938,571
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,021,490
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,113,450
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,799,442
5.5% 2/15/37	2,100,000	2,235,408
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,524,730
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,665
		89,310,596
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	382,538
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,148,191
		1,530,729
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	419,348
Municipal Bonds - continued
	Principal Amount	Value
Vermont - continued
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.: - continued
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
6.125% 12/1/27 (AMBAC Insured)	$ 1,000,000	$ 1,016,730
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,006,870
		2,442,948
Washington - 6.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	662,520
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,775,642
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (e)	1,950,000	2,006,082
Kent Spl. Events Ctr. Pub. Facilities District Rev. 5.25% 12/1/32 (FSA Insured)	2,000,000	2,085,760
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	1,000,000	1,017,960
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	1,000,000	1,027,840
5% 1/1/35 (FGIC Insured)	2,000,000	2,029,260
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,847,824
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,042,060
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,067,240
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,041,650
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,073,690
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,042,670
5.25% 1/1/26 (FSA Insured)	1,000,000	1,027,840
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,122,725
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,018,630
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	728,844
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	651,940
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,186,990
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.): - continued
Series 2006 D, 5.25% 10/1/33 (FSA Insured)	$ 1,000,000	$ 1,029,430
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,417,271
		46,903,868
Wisconsin - 1.2%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	785,000	781,789
6.375% 6/1/32	400,000	401,500
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	354,654
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,682
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,178,340
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	915,370
Series B, 6% 2/15/25	1,500,000	1,516,470
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (f)	1,500,000	1,655,655
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	600,000	672,882
Series 2003 A, 5.5% 8/15/16	1,000,000	1,010,850
		8,557,192
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $690,586,541)	691,324,988
NET OTHER ASSETS - 2.9%	20,537,774
NET ASSETS - 100%	$ 711,862,762
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 43,606
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.9%
Health Care	11.6%
Transportation	9.4%
Electric Utilities	9.5%
Water & Sewer	8.6%
Special Tax	7.4%
Others* (individually less than 5%)	14.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $690,586,541)		$ 691,324,988
Cash		13,249,258
Receivable for fund shares sold		3,268,225
Interest receivable		10,291,127
Receivable for daily variation on futures contracts		47,685
Prepaid expenses		1,267
Receivable from investment adviser for expense reductions		3,569
Other receivables		36,790
Total assets		718,222,909

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,950,358
Payable for fund shares redeemed	917,839
Distributions payable	771,501
Accrued management fee	221,872
Distribution fees payable	183,411
Other affiliated payables	236,268
Other payables and accrued expenses	78,898
Total liabilities		6,360,147

Net Assets		$ 711,862,762
Net Assets consist of:
Paid in capital		$ 710,120,371
Undistributed net investment income		384,276
Accumulated undistributed net realized gain (loss) on investments		619,668
Net unrealized appreciation (depreciation) on investments		738,447
Net Assets		$ 711,862,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($199,361,004 ÷ 15,959,738 shares)	$ 12.49

Maximum offering price per share (100/96.00 of $12.49)	$ 13.01
Class T: Net Asset Value and redemption price per share ($264,301,540 ÷ 21,109,003 shares)	$ 12.52

Maximum offering price per share (100/96.00 of $12.52)	$ 13.04
Class B: Net Asset Value and offering price per share ($39,925,421 ÷ 3,204,129 shares)A	$ 12.46

Class C: Net Asset Value and offering price per share ($70,667,175 ÷ 5,646,857 shares)A	$ 12.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($137,607,622 ÷ 11,061,271 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Interest		$ 15,733,154
Income from Fidelity Central Funds		43,606
Total income		15,776,760

Expenses
Management fee	$ 1,287,885
Transfer agent fees	385,536
Distribution fees	1,087,732
Accounting fees and expenses	80,793
Custodian fees and expenses	5,301
Independent trustees' compensation	1,434
Registration fees	57,078
Audit	24,978
Legal	1,156
Miscellaneous	58,563
Total expenses before reductions	2,990,456
Expense reductions	(166,763)	2,823,693
Net investment income		12,953,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,181,768
Futures contracts	52,399
Total net realized gain (loss)		1,234,167
Change in net unrealized appreciation (depreciation) on investment securities		(9,796,298)
Net gain (loss)		(8,562,131)
Net increase (decrease) in net assets resulting from operations		$ 4,390,936

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,953,067	$ 23,523,390
Net realized gain (loss)	1,234,167	4,674,433
Change in net unrealized appreciation (depreciation)	(9,796,298)	(14,230,826)
Net increase (decrease) in net assets resulting from operations	4,390,936	13,966,997
Distributions to shareholders from net investment income	(12,930,637)	(23,472,444)
Distributions to shareholders from net realized gain	(4,055,835)	(4,708,167)
Total distributions	(16,986,472)	(28,180,611)
Share transactions - net increase (decrease)	40,717,971	54,152,047
Total increase (decrease) in net assets	28,122,435	39,938,433

Net Assets
Beginning of period	683,740,327	643,801,894
End of period (including undistributed net investment income of $384,276 and undistributed net investment income of $382,136, respectively)	$ 711,862,762	$ 683,740,327

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00	$ 12.87
Income from Investment Operations
Net investment income E	.235	.488	.504	.521	.533	.539
Net realized and unrealized gain (loss)	(.155)	(.185)	.193	(.201)	.301	.137
Total from investment operations	.080	.303	.697	.320	.834	.676
Distributions from net investment income	(.235)	(.488)	(.505)	(.520)	(.532)	(.544)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.310)	(.583)	(.667)	(.630)	(.554)	(.546)
Net asset value, end of period	$ 12.49	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00
Total Return B, C, D	.64%	2.39%	5.56%	2.46%	6.56%	5.33%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.73%	.68%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.79%A	.73%	.68%	.69%	.69%	.68%
Expenses net of all reductions	.74%A	.70%	.63%	.67%	.69%	.68%
Net investment income	3.76%A	3.82%	3.93%	3.96%	4.07%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,361	$ 160,903	$ 144,183	$ 123,844	$ 101,763	$ 87,406
Portfolio turnover rateG	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03	$ 12.89
Income from Investment Operations
Net investment incomeE	.236	.484	.493	.509	.522	.529
Net realized and unrealized gain (loss)	(.156)	(.177)	.181	(.202)	.299	.144
Total from investment operations	.080	.307	.674	.307	.821	.673
Distributions from net investment income	(.235)	(.482)	(.492)	(.507)	(.519)	(.531)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.310)	(.577)	(.654)	(.617)	(.541)	(.533)
Net asset value, end of period	$ 12.52	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03
Total ReturnB, C, D	.64%	2.42%	5.36%	2.35%	6.44%	5.30%
Ratios to Average Net AssetsF, H
Expenses before reductions	.79%A	.77%	.78%	.79%	.79%	.78%
Expenses net of fee waivers, if any	.79%A	.77%	.78%	.79%	.79%	.78%
Expenses net of all reductions	.74%A	.74%	.73%	.77%	.78%	.77%
Net investment income	3.76%A	3.78%	3.83%	3.86%	3.97%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,302	$ 281,113	$ 310,132	$ 318,973	$ 319,734	$ 340,542
Portfolio turnover rateG	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98	$ 12.85
Income from Investment Operations
Net investment incomeE	.194	.398	.407	.421	.435	.443
Net realized and unrealized gain (loss)	(.155)	(.185)	.193	(.200)	.291	.136
Total from investment operations	.039	.213	.600	.221	.726	.579
Distributions from net investment income	(.194)	(.398)	(.408)	(.421)	(.434)	(.447)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.269)	(.493)	(.570)	(.531)	(.456)	(.449)
Net asset value, end of period	$ 12.46	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98
Total ReturnB, C, D	.31%	1.68%	4.78%	1.70%	5.70%	4.56%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.46%A	1.43%	1.44%	1.45%	1.44%	1.43%
Expenses net of fee waivers, if any	1.45%A	1.43%	1.44%	1.45%	1.44%	1.43%
Expenses net of all reductions	1.40%A	1.40%	1.39%	1.42%	1.44%	1.42%
Net investment income	3.10%A	3.12%	3.17%	3.21%	3.32%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,925	$ 48,172	$ 65,114	$ 82,084	$ 97,487	$ 110,853
Portfolio turnover rateG	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02	$ 12.89
Income from Investment Operations
Net investment incomeE	.188	.388	.396	.410	.423	.430
Net realized and unrealized gain (loss)	(.156)	(.187)	.192	(.202)	.300	.135
Total from investment operations	.032	.201	.588	.208	.723	.565
Distributions from net investment income	(.187)	(.386)	(.396)	(.408)	(.421)	(.433)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.262)	(.481)	(.558)	(.518)	(.443)	(.435)
Net asset value, end of period	$ 12.51	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02
Total ReturnB, C, D	.26%	1.58%	4.66%	1.59%	5.65%	4.44%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.55%A	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.55%A	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.50%A	1.49%	1.48%	1.52%	1.54%	1.52%
Net investment income	3.00%A	3.03%	3.08%	3.11%	3.22%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,667	$ 60,971	$ 62,799	$ 63,984	$ 58,984	$ 59,423
Portfolio turnover rateG	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2008	Years ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96	$ 12.83
Income from Investment Operations
Net investment incomeD	.249	.508	.520	.540	.551	.556
Net realized and unrealized gain (loss)	(.154)	(.180)	.196	(.208)	.304	.139
Total from investment operations	.095	.328	.716	.332	.855	.695
Distributions from net investment income	(.250)	(.513)	(.524)	(.542)	(.553)	(.563)
Distributions from net realized gain	(.075)	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.325)	(.608)	(.686)	(.652)	(.575)	(.565)
Net asset value, end of period	$ 12.44	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96
Total ReturnB, C	.77%	2.60%	5.73%	2.56%	6.75%	5.50%
Ratios to Average Net AssetsE, G
Expenses before reductions	.55%A	.53%	.54%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.55%A	.53%	.54%	.53%	.54%	.54%
Expenses net of all reductions	.50%A	.50%	.49%	.51%	.53%	.53%
Net investment income	4.00%A	4.02%	4.07%	4.13%	4.23%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,608	$ 132,581	$ 61,573	$ 69,857	$ 44,164	$ 44,960
Portfolio turnover rateF	19%A	27%	26%	22%	17%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,881,196
Unrealized depreciation	(10,801,549)
Net unrealized appreciation (depreciation)	$ 1,079,647
Cost for federal income tax purposes	$ 690,245,341

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,034,240 and $66,302,889, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 219,848	$ 28,832
Class T	0%	.25%	339,617	10,950
Class B	.65%	.25%	197,360	143,626
Class C	.75%	.25%	330,907	60,219
			$ 1,087,732	$ 243,627

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,324
Class T	6,151
Class B*	35,423
Class C*	6,455
$ 93,353

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 91,432.10
Class T	143,918.11
Class B	25,931.12
Class C	35,929.11
Institutional Class	88,326.12
	$ 385,536

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $679 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.45%	$ 1,051
Institutional Class	.55%	2,517
		$ 3,568

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $5,301 and $74,024, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 21,732
Class T	32,388
Class B	5,112
Class C	7,668
Institutional Class	16,970
$ 83,870

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 3,276,444	$ 5,645,681
Class T	5,057,976	11,211,828
Class B	677,535	1,743,488
Class C	981,209	1,867,071
Institutional Class	2,937,473	3,004,376
Total	$ 12,930,637	$ 23,472,444
From net realized gain
Class A	$ 972,238	$ 1,058,491
Class T	1,623,400	2,260,436
Class B	275,186	465,204
Class C	369,229	456,116
Institutional Class	815,782	467,920
Total	$ 4,055,835	$ 4,708,167

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	5,134,227	4,272,472	$ 64,580,516	$ 54,522,728
Reinvestment of distributions	230,457	345,997	2,891,035	4,430,985
Shares redeemed	(2,058,569)	(3,058,970)	(25,873,146)	(39,089,552)
Net increase (decrease)	3,306,115	1,559,499	$ 41,598,405	$ 19,864,161
Class T
Shares sold	1,135,316	2,058,041	$ 14,366,178	$ 26,400,264
Reinvestment of distributions	395,209	776,230	4,973,807	9,967,138
Shares redeemed	(2,477,829)	(4,588,669)	(31,285,568)	(58,688,996)
Net increase (decrease)	(947,304)	(1,754,398)	$ (11,945,583)	$ (22,321,594)
Class B
Shares sold	170,255	277,473	$ 2,138,280	$ 3,532,297
Reinvestment of distributions	46,441	100,994	581,985	1,292,450
Shares redeemed	(809,914)	(1,602,715)	(10,173,766)	(20,454,820)
Net increase (decrease)	(593,218)	(1,224,248)	$ (7,453,501)	$ (15,630,073)
Class C
Shares sold	1,457,950	993,821	$ 18,412,688	$ 12,716,161
Reinvestment of distributions	67,848	120,375	853,270	1,545,884
Shares redeemed	(665,142)	(1,151,760)	(8,361,817)	(14,724,274)
Net increase (decrease)	860,656	(37,564)	$ 10,904,141	$ (462,229)
Institutional Class
Shares sold	4,277,978	7,757,242	$ 53,583,120	$ 98,641,561
Reinvestment of distributions	171,200	99,076	2,138,799	1,261,879
Shares redeemed	(3,855,747)	(2,143,840)	(48,107,410)	(27,201,658)
Net increase (decrease)	593,431	5,712,478	$ 7,614,509	$ 72,701,782

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	5,702,930,355.79	97.148
Withheld	167,419,011.13	2.852
TOTAL	5,870,349,366.92	100.000
Albert R. Gamper, Jr.
Affirmative	5,709,010,282.30	97.252
Withheld	161,339,084.62	2.748
TOTAL	5,870,349,366.92	100.000
George H. Heilmeier
Affirmative	5,704,835,115.57	97.181
Withheld	165,514,251.35	2.819
TOTAL	5,870,349,366.92	100.000
Arthur E. Johnson
Affirmative	5,706,699,643.22	97.212
Withheld	163,649,723.70	2.788
TOTAL	5,870,349,366.92	100.000
Edward C. Johnson 3d
Affirmative	5,699,509,964.40	97.090
Withheld	170,839,402.52	2.910
TOTAL	5,870,349,366.92	100.000
James H. Keyes
Affirmative	5,708,066,853.56	97.236
Withheld	162,282,513.36	2.764
TOTAL	5,870,349,366.92	100.000
Marie L. Knowles
Affirmative	5,708,358,882.98	97.241
Withheld	161,990,483.94	2.759
TOTAL	5,870,349,366.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	5,707,638,179.43	97.228
Withheld	162,711,187.49	2.772
TOTAL	5,870,349,366.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,675,213,378.12	62.606
Against	496,448,961.43	8.457
Abstain	253,235,394.26	4.314
Broker Non-Votes	1,445,451,633.11	24.623
TOTAL	5,870,349,366.92	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIMI-USAN-0608
1.784902.105

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Hebble
John Hebble
President and Treasurer

Date:	June 25, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 25, 2008